Advances from Federal Home Loan Bank:	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Advances from Federal Home Loan Bank:
(7)	Advances from Federal Home Loan Bank:

Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2012		2011
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$43,741	4.09%	$63,319	3.64%

Scheduled maturities of FHLB advances as of December 31, 2012 are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2013	$—	—
2014	—	—
2015	—	—
2016	4,000	5.34%
2017	27,000	4.37%
Thereafter	12,741	3.13%

Total	$43,741	4.09%

All FHLB advances maturing in 2017 allow the FHLB of Cincinnati the right to call the borrowing at par. The investment maturing in 2019 requires monthly principal payments based on a ten year amortization with a 5% constant prepayment rate.

The Bank has an approved line of credit of $30.0 million at the FHLB of Cincinnati, which is secured by a blanket agreement to maintain residential first mortgage loans and non-residential real estate loans with a principal value of 125% of the outstanding advances and has a variable interest rate. At December 31, 2012, the Bank could borrow an additional $46.2 million from the FHLB of Cincinnati without pledging additional collateral. The Bank has an $8 million unsecured line of credit with BVA Compass Bank of Birmingham, Alabama. The Company’s overnight lines of credit with both the Federal Home Loan Bank of Cincinnati and Compass Bank had a zero balance at December 31, 2012.